Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Capitalization of Interest
The AFUDC capitalized that relates to equity funds is recorded as interest, dividend, equity and other income on the consolidated statements of operations.

	2018	2017
Interest capitalized on non-regulated property	$1,434	$4,325
AFUDC capitalized on regulated property:
Allowance for borrowed funds	1,684	1,297
Allowance for equity funds	2,728	2,335
Total	$5,846	$7,957

Estimated Useful Lives of Depreciable Assets
The ranges of estimated useful lives and the weighted average useful lives are summarized below:

	Range of useful lives		Weighted average useful lives
	2018	2017	2018	2017
Generation	3 - 60	3 - 60	33	33
Distribution	5 - 100	5 - 100	40	40
Equipment	5 - 43	5 - 43	10	10